Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	Dreyfus Sustainable U.S. Equity Fund, Inc.
Central Index Key	0000030167
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Class A, C, I, Y, & Z Prospectus | The Dreyfus Sustainable U.S. Equity Fund, Inc. | Class A
Prospectus:
Trading Symbol	DTCAX
Class A, C, I, Y, & Z Prospectus | The Dreyfus Sustainable U.S. Equity Fund, Inc. | Class C
Prospectus:
Trading Symbol	DTCCX
Class A, C, I, Y, & Z Prospectus | The Dreyfus Sustainable U.S. Equity Fund, Inc. | Class I
Prospectus:
Trading Symbol	DRTCX
Class A, C, I, Y, & Z Prospectus | The Dreyfus Sustainable U.S. Equity Fund, Inc. | Class Z
Prospectus:
Trading Symbol	DRTHX
Class A, C, I, Y, & Z Prospectus | The Dreyfus Sustainable U.S. Equity Fund, Inc. | Class Y
Prospectus:
Trading Symbol	DTCYX
Class T Prospectus | The Dreyfus Sustainable U.S. Equity Fund, Inc. | Class T
Prospectus:
Trading Symbol	DRTTX